COMMON STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
COMMON STOCK	NOTE 4. COMMON STOCK As of March 31, 2026, the Company was authorized to issue 1,000 shares of common stock, par value $0.01 per share, and had issued 1,000 shares of common stock to Holdings LLC.
4.	Common Stock
As of December 31, 2025, the Company was authorized to issue 1,000 shares of common stock, par value $0.01 per share, and had issued 1,000 shares of common stock to Holdings, LLC.